Taxation	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
Taxation

20. TAXATION

a. Transition from PRC Business Tax to PRC Value Added Tax

The Pilot Program for transition from the imposition of Business Tax to the imposition of VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Effective September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in China, including Beijing.

Cinema advertising revenues became subject to VAT on January 1, 2012 and online advertising revenues became subject to VAT on September 1, 2012, at a rate of 6%.

Effective December 1 2012, revenues derived from the operation of Web games that were not developed in-house became subject to VAT at a rate of 6%.

b. Business Tax and related Surcharges

Prior to the Pilot Program, the Group was subject to a 5% Business Tax and 0.6% in related surcharges on revenues from MMOG operations, the online advertising business in the PRC, and the cinema advertising business in the PRC. Business Tax and the related surcharges are recognized when the revenue is earned.

After the Pilot Program, the Company’s MMOG operations remain subject to Business Tax and the related surcharges.

c. VAT

Prior to the Pilot Program, in addition to Business Tax and related surcharges, the Group was subject to VAT at an effective rate of 3% for revenues from intra group software sales in the PRC. In 2011, with the consolidation of 7Road, VAT was imposed on its in-house-developed Web game revenue at a rate of 17%, with a 14% immediate tax refund, resulting in a net rate of 3% plus a related surcharge of 2% on such revenue.

After the Pilot Program, the Group’s online advertising and cinema advertising revenues are subject to VAT at a rate of 6%.

There is an additional culture construction fee surcharge of 3% on revenues from the online advertising and cinema advertising businesses. In addition, entities incorporated in Beijing were subject to a surcharge of 0.72% on their revenues for the year ended December 31, 2013.

d. Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5% for each of the years ended December 31, 2011, 2012 and 2013.

China

The Company’s subsidiaries and VIEs in China are governed by the Corporate Income Tax Law (“CIT Law”), which became effective on January 1, 2008. Pursuant to the CIT Law and its implementation rules, enterprises in China are generally subject to tax at a statutory rate of 25%, certain High and New Technology Enterprises are entitled to a favorable statutory tax rate of 15%, and Software Enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to a rate of 12.5% for the subsequent three years. Both AmazGame and Gamease are qualified as software enterprises and were subject to a 50% tax reduction to a rate of 12.5% from fiscal year 2009 to fiscal year 2011. Both AmazGame and Gamease were approved as High and New Technology Enterprises in September 2011 and enjoyed a preferential income tax rate of 15% for 2012 and 2013. In addition, AmazGame is qualified as a “Key National Software Enterprise” for 2013 and 2014 and will enjoy a further reduced preferential tax rate of 10% for those years. Gamespace qualified as a software enterprise and was entitled to an income tax exemption for the fiscal years 2012 and 2013 and will be entitled to a 50% tax reduction to a rate of 12.5% for the subsequent three years.

Shenzhen 7Road is qualified as a software enterprise and was entitled to an income tax exemption for the fiscal years 2009 and 2010 and a 50% tax reduction to a rate of 12.5% for the subsequent three years. Shanghai ICE is qualified as a software enterprise and was entitled to an income tax exemption for the fiscal years 2010 and 2011 and a 50% tax reduction to a rate of 12.5% for the subsequent three years. ICE Information and 7Road Technology are qualified as software enterprises and are entitled to an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction for the subsequent three years, if they continue to maintain the qualifications. 7Road Technology was profitable in 2013 and enjoyed an income tax exemption for that year.

The license fees and royalties received from licensees in various jurisdictions outside of the PRC are subject to foreign withholding taxes. The Group recognizes such foreign withholding taxes as income tax expense when the related license fee and royalty revenue is recognized.

Under the CIT Law and its implementation rules, the profits of a foreign invested enterprise arising in 2008 and onwards which are distributed to its immediate holding company outside the PRC will be subject to a withholding tax rate of 10%. A lower withholding tax rate will be applied if there is a tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital (the “China-HK Tax Arrangement”) if such holding companies is considered a non-PRC resident enterprises and holds at least 25% of the equity interests in the PRC foreign invested enterprise distributing the dividends, subject to approval of the PRC local tax authority. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend may remain subject to withholding tax rate of 10%.

On October 27, 2009, the PRC State Administration of Taxation issued Circular 601, which provides guidance on determining whether an enterprise is a beneficial owner under China’s tax treaties and tax arrangements. If any of the Company’s Hong Kong subsidiaries is, in the light of Circular 601, to be considered a non-beneficial owner for purpose of the China-HK Tax Arrangement, any dividends paid to it by any of the Company’s PRC subsidiaries would not qualify for the preferential dividend withholding tax rate of 5%, but rather would be subject to the usual New CIT Law rate of 10%. In order to fund the distribution of a dividend to the Company’s shareholders, the Company’s board of directors determined to cause one of the Group’s PRC subsidiaries to declare and distribute a cash dividend of all of its stand-alone 2012 earnings and half of its stand-alone 2013 earnings to its direct overseas parent company, Changyou HK. The Company does not intend to cause any of its PRC subsidiaries to distribute any profits of such subsidiaries with respect to years prior to 2012 to their direct overseas parent companies, but rather intends that such profits will be retained by such subsidiaries for their PRC operations. Under the corporate income tax law and relevant rules, such dividend out of earnings generated after January 1, 2012 is subject to a 5% withholding tax. Therefore, withholding tax associated with this distribution plan was accrued and recorded as deferred tax liabilities in the amount of $18.8 million as of December 31, 2013.

For the years ended December 31, 2011, 2012 and 2013, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31, (in thousands)
	2011	2012	2013
Loss from foreign entities	$(13,211)	$(17,283)	$(35,175)
Income from PRC entities	304,805	378,284	357,980

Income before income tax expenses	$291,594	$361,001	$322,805
Current income tax expense	$43,548	$55,995	$28,909
Deferred tax	(1,462)	9,718	5,382

Income tax expenses applicable to PRC entities	$42,086	$65,713	$34,291
Foreign withholding tax expense	1,494	1,692	2,092

Income tax expense	$43,580	$67,405	$36,383

Reconciliation between the statutory CIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31,
	2011	2012	2013
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(16.1)%	(10.9)%	(19.5)%
Effect of withholding taxes	0.5%	3.7%	2.7%
Changes in valuation allowance	3.2%	2.6%	2.4%
Other permanent book-tax differences	2.3%	(1.7)%	0.7%

Effective CIT rate	14.9%	18.7%	11.3%

The combined effects of the income tax expense exemption and reduction available to the Group are as follows (in thousands, except per share data):

	For the year ended December 31,
	2011	2012	2013
Tax holiday effect	$46,910	$39,451	$62,893
Basic earnings per share	$0.45	$0.37	$0.59

e. Deferred tax assets and liabilities

Significant components of the Group’s deferred tax assets consist of the following:

	As of December 31, (in thousands)
	2012	2013
Deferred tax assets
Net operating loss from operations	$25,571	$33,830
Intangible assets	3,183	2,775
Accrued salary and benefits	4,538	5,366
Others	2,335	2,194

Total deferred tax assets	35,627	44,165
Less: Valuation allowance	(30,627)	(38,464)

Net deferred tax assets	$5,000	$5,701

Deferred tax liability
Related to acquired intangible assets	$3,846	$8,301
Withholding tax related to distribution of dividend	11,878	18,814
VAT refund	3,978	4,033

Net deferred tax liabilities	$19,702	$31,148

As of December 31, 2012 and 2013, the Group has made a valuation allowance against its deferred tax assets to the extent such deferred tax assets are not expected to be realized by certain subsidiaries and VIEs. The Group evaluated a variety of factors in determining the amount of the valuation allowance, including the Group’s limited operating history and uncertainty as to the success of the Group’s businesses due to intense competition in the industries in which the Group operates its businesses.